Long-Term Debt, net - Interest and Fees (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 02, 2019	Aug. 10, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Interest
Number of shares issued for one share under reverse stock split	0.0714
Fair value of common stock			$ 53,567	$ 168,712
Amortization of finance costs			10,795	11,771	$ 11,153
Share price | $ / shares		$ 23.8
Other long-term liabilities
Interest
Accrued amendment fee			$ 14,800
New Credit Facilities
Interest
Floor rate (as a percent)			0.00%
Number of credit facilities with PIK rate | item			2
PIK interest rate			4.00%
Amount subject to additional PIK interest			$ 282,000
Amendment fee			69,200
Amendment fee paid			30,500	23,900
Deferred cash amendment fee		$ 18,100		17,200
Amortization of cash amendments fees				52,000
Issuance of common stock (in shares) | shares		1,052,179
Fair value of common stock		$ 25,000
Deferred amendments fees		18,100		17,200
Amortization of finance costs		$ 6,900
Share price | $ / shares		$ 23.8
Deferred professional fees			$ 11,700
New Credit Facilities | Other current liabilities
Interest
Accrued amendment fee				30,500
New Credit Facilities | Other long-term liabilities
Interest
Accrued amendment fee				14,800
New Credit Facilities | Other income/(expenses), net
Interest
Professional fees related to refinancing discussions with lenders				$ 51,300	$ 14,300
New Credit Facilities | LIBOR
Interest
Interest rate margin (as a percent)			2.50%